Florida Insured Municipals Portfolio as of July 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited) Principal
------------------- Amount
           Standard (000
Moody's    & Poor's omitted)   Security                      Value
-------------------------------------------------------------------------
Housing -- 16.0%
-------------------------------------------------------------------------
 Aaa       NR       $  360     Duval County, FL, Housing
                               Finance Authority, Single
                               Family Mortgage Revenue,
                               (GNMA), (AMT),
                               6.70%, 10/1/26                $   383,803
 Aaa       AAA         750     Escambia, FL, HFA, SFMR,
                               (GNMA), (AMT), 7.00%, 4/1/28      814,178
 Aaa       NR          740     Manatee, FL, HFA, SFMR,
                               (GNMA), (AMT), 6.875%,
                               11/1/26                           818,810
 Aaa       NR        1,000     Pinellas County, FL, HFA,
                               SFMR, (AMT), 5.80%, 3/1/29      1,016,820
 NR        AAA         795     Pinellas, FL, HFA, SFMR,
                               (GNMA), (AMT), 6.70%, 2/1/28      849,092
-------------------------------------------------------------------------
                                                             $ 3,882,703
-------------------------------------------------------------------------

Insured-Education -- 2.1%
-------------------------------------------------------------------------
 Aaa       AAA      $  500     Florida A&M University,
                               (Student Apartment
                               Facilities), (MBIA), 5.625%,
                               7/1/25                        $   513,935
-------------------------------------------------------------------------
                                                             $   513,935
-------------------------------------------------------------------------

Insured-Electric Utilities -- 4.5%
-------------------------------------------------------------------------
 Aaa       AAA      $  445     Citrus County, FL, PCR,
                               (MBIA), 6.35%, 2/1/22         $   489,460
 Aaa       AAA         895     Florida State Municipal
                               Power Agency, (Stanton
                               Project), (AMBAC),
                               4.50%, 10/1/27                    798,823
 Aaa       AAA          50     Key West, FL, Utility Board
                               of Electric Revenue,
                               (AMBAC),
                               6.75%, 10/1/13                     55,300
-------------------------------------------------------------------------
                                                             $ 1,343,583
-------------------------------------------------------------------------

Insured-General Obligations -- 4.0%
-------------------------------------------------------------------------
 Aaa       AAA      $1,000     Massachusetts State
                               Turnpike Authority, (FGIC),
                               5.125%, 1/1/23                $   981,150
-------------------------------------------------------------------------
                                                             $   981,150
-------------------------------------------------------------------------

Insured-Hospitals -- 0.8%
-------------------------------------------------------------------------
 Aaa       AAA      $  200     Dade, FL, Public Facilities
                               Revenue, (Jackson Memorial
                               Hospital), (MBIA), 4.875%,
                               6/1/15                        $   191,594
-------------------------------------------------------------------------
                                                             $   191,594
-------------------------------------------------------------------------

Insured-Housing -- 10.9%
-------------------------------------------------------------------------
 Aaa       AAA      $  500     Florida Health Facilities
                               Authority, (Maitland Club
                               Apartments), (AMBAC),
                               (AMT), 6.875%, 8/1/26         $   541,375
 Aaa       AAA       1,000     Florida HFA, (Mariner Club
                               Apartments), (AMBAC),
                               (AMT), 6.375%, 9/1/36/(1)/        1,054,840
 Aaa       AAA         500     Florida HFA, (MBIA),
                               5.90%, 7/1/29                     512,890
 Aaa       AAA         500     Florida HFA, (Spinnaker
                               Cove Apartments), (AMBAC),
                               (AMT), 6.50%, 7/1/36              532,570
-------------------------------------------------------------------------
                                                             $ 2,641,675
-------------------------------------------------------------------------

Insured-Industrial Development Revenue -- 2.1%
-------------------------------------------------------------------------
 Aaa       AAA      $  500     Dade County, FL, Resources
                               Recovery Facilities,
                               (AMBAC), (AMT),
                               5.50%, 10/1/13/(2)/           $   515,110
-------------------------------------------------------------------------
                                                             $   515,110
-------------------------------------------------------------------------

Insured-Special Tax Revenue -- 29.6%
-------------------------------------------------------------------------
 Aaa       AAA      $1,000     Bradenton, FL, Special
                               Revenue Sub-Lien, (FGIC),
                               5.00%, 10/1/15                $   994,030
 Aaa       AAA       1,225     Florida State Finance
                               Department, Environmental
                               Preservation, (MBIA),
                               4.75%, 7/1/09                   1,226,556
 Aaa       AAA       1,000     Jacksonville, FL, Excise
                               Taxes Revenue, (FGIC),
                               5.00%, 10/1/16                    986,590
 Aaa       AAA       1,000     Jacksonville, FL, Excise
                               Taxes Revenue, (FGIC),
                               5.70%, 10/1/09                  1,044,380
 Aaa       AAA         745     Jacksonville, FL, Sales
                               Tax, (River City
                               Renaissance Project),
                               (FGIC), 5.375%, 10/1/18           752,189
 Aaa       AAA         500     Lakeland, FL, Capital
                               Improvement Revenue,
                               (MBIA),
                               5.00%, 10/1/17(3)                 491,855
 Aaa       AAA         250     Orange, FL, Tourist
                               Development Tax, (MBIA),
                               6.00%, 10/1/24                    268,375
 Aaa       AAA         290     St. Petersburg, FL, Excise
                               Tax Revenue, (FGIC), 5.00%,
                               10/1/16                           288,388
 Aaa       AAA         505     St. Petersburg, FL, Excise
                               Tax Revenue, (FGIC), 5.00%,
                               10/1/16                           492,804
 Aaa       AAA         340     Sunrise, FL, Public
                               Facilities Revenue, (MBIA),
                               0.00%, 10/1/15                    133,800
 Aaa       AAA         500     Tampa, FL, Occupational
                               License Tax Revenue,
                               (FGIC), 5.50%, 10/1/27            509,150
-------------------------------------------------------------------------
                                                             $ 7,188,117
-------------------------------------------------------------------------

                       See notes to financial statements

Florida Insured Municipals Portfolio as of July 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited) Principal
------------------- Amount
           Standard (000
Moody's    & Poor's omitted)   Security                      Value
-------------------------------------------------------------------------

Insured-Transportation -- 4.1%
-------------------------------------------------------------------------
 Aaa       AAA      $1,000     Dade County, FL, Seaport
                               Revenue, (MBIA), 5.125%,
                               10/1/16                       $   993,290
-------------------------------------------------------------------------
                                                             $   993,290
-------------------------------------------------------------------------

Insured-Water and Sewer -- 24.9%
-------------------------------------------------------------------------
 Aaa       AAA      $  325     Dade County, FL, Water and
                               Sewer System, (FGIC),
                               5.375%, 10/1/16               $   333,005
 Aaa       AAA         750     Dade County, FL, Water and
                               Sewer System, (FGIC),
                               5.50%, 10/1/25                    763,388
 Aaa       AAA         735     Enterprise Community
                               Development District, FL,
                               Water and Sewer Revenue,
                               (MBIA), 6.125%, 5/1/24/(2)/       787,075
 Aaa       AAA       1,000     Jacksonville, FL, Water and
                               Sewer Revenue, (AMBAC),
                               6.35%, 8/1/25                   1,085,690
 Aaa       AAA       1,000     Lee County, FL, (Bonita
                               Springs), (MBIA), (AMT),
                               6.05%, 11/1/20                  1,054,579
 Aaa       AAA          70     North Port, FL, Utility
                               Revenue, (FGIC), 6.25%,
                               10/1/17                            76,089
 Aaa       AAA         500     North Port, FL, Utility
                               Revenue, (FGIC), 6.25%,
                               10/1/22                           542,770
 Aaa       AAA         400     Titisville, FL, Water and
                               Sewer Revenue, (MBIA),
                               6.00%, 10/1/24                    429,400
 Aaa       AAA       1,000     Vero Beach, FL, Water and
                               Sewer Revenue, (FGIC),
                               5.00%, 12/1/21                    965,800
-------------------------------------------------------------------------
                                                             $ 6,037,796
-------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $22,448,019)                            $24,288,953
-------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative
Minimum Tax.

The Portfolio primarily invests in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1997, 84.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. At July 31, 1997, the Portfolio's insured securities by financial institution are as follows:

                                                                    % of
                                        Market Value                Market Value
--------------------------------------------------------------------------------
American Municipal Bond Assurance Corp.
    (AMBAC)                              $4,583,708                    18.9%

Financial Guaranty Insurance Corp.
    (FGIC)                                8,729,733                    35.9
Municipal Bond Insurance Assoc. (MBIA)    7,092,810                    29.2
--------------------------------------------------------------------------------
Total                                   $20,406,251                    84.0%
--------------------------------------------------------------------------------

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(2)/ Security has been segregated to cover when-issued securities.

/(3)/ When-issued security.

                       See notes to financial statements

Hawaii Municipals Portfolio as of July 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
                    Amount
           Standard (000
Moody's    & Poor's omitted)   Security                      Value
-------------------------------------------------------------------------
General Obligations -- 15.4%
-------------------------------------------------------------------------
 Aa        AA       $  750     City and County of
                               Honolulu, HI, 4.75%, 9/1/17   $   712,695
 NR        BBB         640     Government of Guam,
                               5.375%, 11/15/13                  634,803
 Baa1      A           500     Puerto Rico Public
                               Buildings Authority, Public
                               Education and Health
                               Facilities, 5.50%, 7/1/21         503,480
 Aa3       A+        1,000     State of Hawaii, 5.25%,
                               6/1/13/(1)/                     1,008,230
 Aa3       A+          140     State of Hawaii, 5.75%,
                               1/1/11                            153,184
-------------------------------------------------------------------------
                                                             $ 3,012,392
-------------------------------------------------------------------------

Hospitals -- 15.7%
-------------------------------------------------------------------------
 NR        AAA      $  250     Puerto Rico Industrial,
                               Tourist, Educational,
                               Medical and Environmental
                               Control Authority, (Doctor
                               Pila Hospital), (FHA),
                               6.25%, 8/1/32                 $   272,925
 Aa3       AA          400     State of Hawaii Department
                               of Budget and Finance,
                               (Kaiser Permanente), 6.25%,
                               3/1/21                            423,984
 A         A           625     State of Hawaii Department
                               of Budget and Finance,
                               (Kapiolani Health System),
                               6.00%, 7/1/19                     648,456
 Aa3       AA          870     State of Hawaii Department
                               of Budget and Finance,
                               (Queens Health System),
                               5.75%, 7/1/26                     898,449
 NR        BBB-        750     State of Hawaii Department
                               of Budget and Finance,
                               Special Purpose Mortgage
                               Revenue, (Wahiawa General
                               Hospital), 7.50%, 7/1/12          827,273
-------------------------------------------------------------------------

                                                             $ 3,071,087
-------------------------------------------------------------------------

Housing -- 8.7%
-------------------------------------------------------------------------
 Aa1       AA       $  500     State of Hawaii Housing
                               Finance and Development
                               Corp., 5.75%, 7/1/30/(2)/     $   502,545
 Aa1       AA        1,000     State of Hawaii Housing
                               Finance and Development,
                               Single Family Mortgage
                               Bonds, 5.90%, 7/1/27/(3)/       1,025,010
 Aa1       AA          175     State of Hawaii Housing
                               Finance and Development,
                               Single Family Mortgage
                               Bonds, (AMT), 6.00%, 7/1/26       178,866
-------------------------------------------------------------------------
                                                             $ 1,706,421
-------------------------------------------------------------------------


Industrial Development Revenue / Pollution
Control Revenue -- 3.0%
-------------------------------------------------------------------------
 A1        AA-      $  550     Puerto Rico Industrial,
                               Tourist, Educational,
                               Medical and Environmental
                               Control Authority, (Upjohn
                               Co.), 7.50%, 12/1/23          $   592,642
-------------------------------------------------------------------------
                                                             $   592,642
-------------------------------------------------------------------------

Insured-Education -- 5.3%
-------------------------------------------------------------------------
 Aaa       AAA      $  500     Hawaii State Housing
                               Development Corp.,
                               (University of Hawaii),
                               (AMBAC), 5.65%, 10/1/16       $   519,795
 Aaa       AAA         500     University of Hawaii Board
                               of Regents, University
                               System, (AMBAC),
                               5.65%, 10/1/12                    521,045
-------------------------------------------------------------------------
                                                             $ 1,040,840
-------------------------------------------------------------------------

Insured-Electric Utilities -- 6.1%
-------------------------------------------------------------------------
 Aaa       AAA      $  100     Commonwealth of Puerto Rico
                               Electric Power Authority,
                               (FSA), Variable
                               Rate,  7/1/03/(4)/            $   114,125
-------------------------------------------------------------------------
 Aaa       AAA         500     State of Hawaii Department
                               of Budget and Finance,
                               (Hawaii Electric Co.,
                               Inc.), (AMT), (MBIA),
                               6.20%, 5/1/26                     533,085
-------------------------------------------------------------------------
 Aaa       AAA         500     State of Hawaii Department
                               of Budget and Finance,
                               (Hawaii Electric Co.,
                               Inc.), (AMT), (MBIA),
                               6.60%, 1/1/25                     551,200
-------------------------------------------------------------------------
                                                             $ 1,198,410
-------------------------------------------------------------------------

Insured-General Obligations -- 17.3%
-------------------------------------------------------------------------
 Aaa       AAA      $  500     Commonwealth of Puerto
                               Rico, (MBIA), 5.00%, 7/1/21   $   487,715
 Aaa       AAA         700     County of Hawaii, HI,
                               (FGIC), 5.55%, 5/1/10             756,525
 Aaa       AAA         305     County of Kauai, HI,
                               (MBIA), 5.90%, 2/1/14             323,733
 Aaa       AAA         910     County of Maui, HI, (FGIC),
                               5.00%, 9/1/17                     891,882
 Aaa       AAA         250     County of Maui, HI, (FGIC),
                               5.125%, 12/15/13                  251,270
 Aaa       AAA         420     County of Maui, HI, (FGIC),
                               5.30%, 9/1/14                     430,156
 Aaa       AAA         250     County of Maui, HI, (FGIC),
                               5.75%, 1/1/13                     258,240
-------------------------------------------------------------------------
                                                             $ 3,399,521
-------------------------------------------------------------------------

                       See notes to financial statements

Hawaii Municipals Portfolio  as of July 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited) Principal
------------------- Amount
           Standard (000
Moody's    & Poor's omitted)   Security                      Value
-------------------------------------------------------------------------
Insured-Hospitals -- 1.1%
-------------------------------------------------------------------------
 Aaa       AAA      $  100     State of Hawaii Department
                               of Budget and Finance,
                               (Queen's Medical Center),
                               (FGIC), 6.50%, 7/1/12         $   102,460
 Aaa       AAA         100     State of Hawaii Department
                               of Budget and Finance, (St.
                               Francis Medical Centers),
                               (CGIC), 6.50%, 7/1/22             110,289
-------------------------------------------------------------------------
                                                             $   212,749
-------------------------------------------------------------------------

Insured-Housing -- 7.7%
-------------------------------------------------------------------------
 Aaa       AAA      $  490     City and County of
                               Honolulu, HI, Mortgage
                               Revenue Bonds, (Smith
                               Beretania), (MBIA), 7.80%,
                               7/1/24                        $   528,700
 Aaa       AAA       1,000     Puerto Rico Public
                               Buildings Authority,
                               (AMBAC), 5.00%, 7/1/27            972,730
-------------------------------------------------------------------------
                                                             $ 1,501,430
-------------------------------------------------------------------------

Insured-Transportation -- 9.7%
-------------------------------------------------------------------------
 Aaa       AAA      $  500     State of Hawaii Airports
                               System, (AMT), (FGIC),
                               7.50%, 7/1/20                 $   548,895
 Aaa       AAA         100     State of Hawaii Airports
                               System, (AMT), (MBIA),
                               6.90%, 7/1/12                     118,405
 Aaa       AAA         245     State of Hawaii Airports
                               System, (AMT), (MBIA),
                               7.00%, 7/1/18                     268,738
 Aaa       AAA         650     State of Hawaii Harbor
                               Revenue, (AMT), (FGIC),
                               6.375%, 7/1/24/(1)/               700,219
 Aaa       AAA         250     State of Hawaii Harbor
                               Revenue, (AMT), (MBIA),
                               7.00%, 7/1/17                     271,070
-------------------------------------------------------------------------
                                                             $ 1,907,327
-------------------------------------------------------------------------

Special Tax Revenue -- 1.1%
-------------------------------------------------------------------------
 Baa1      A        $  100     Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/36                 $   102,245
 NR        NR          100     Virgin Islands Public
                               Finance Authority, 7.25%,
                               10/1/18                           110,901
-------------------------------------------------------------------------
                                                             $   213,146
-------------------------------------------------------------------------

Transportation -- 5.7%
-------------------------------------------------------------------------
 NR        BBB      $  200     Guam Airport Authority,
                               (AMT), 6.70%, 10/1/23         $   215,578
 Baa3      BBB-        180     Puerto Rico Port Authority,
                               (American Airlines), (AMT),
                               6.30%, 6/1/23                     190,751
 Aa3       AA          715     State of Hawaii Highway
                               Revenue, 5.00%, 7/1/12            711,253
-------------------------------------------------------------------------
                                                             $ 1,117,582
-------------------------------------------------------------------------

Water and Sewer -- 3.2%
-------------------------------------------------------------------------
 Aa        AA       $  600     City and County of
                               Honolulu, HI, Water Supply
                               System,
                               5.80%, 7/1/16                 $   631,386
-------------------------------------------------------------------------
                                                             $   631,386
-------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $17,950,322)                            $19,604,933
-------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative
Minimum Tax.

The portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1997, 47.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.6% to 20.7% of total investments.

(1) Security has been segregated to cover when-issued securities.
(2) When-issued security.
(3) Security has been segregated to cover margin requirements on open financial futures contracts.
(4) Security has been issued as an inverse floater bond.

                       See notes to financial statements

Kansas Municipals Portfolio as of July 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)



Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
--------------------Principal
           Standard Amount
           &        (000
Moody's    Poor's   omitted)   Security                      Value
--------------------------------------------------------------------------------
Electric Utilities -- 1.4%
--------------------------------------------------------------------------------
 NR        BBB      $  150     Guam Power Authority
                               Revenue, 6.625%, 10/1/14      $   163,302
--------------------------------------------------------------------------------
                                                             $   163,302
--------------------------------------------------------------------------------

General Obligations -- 24.4%
--------------------------------------------------------------------------------
 Aa        NR       $  400     Douglas County, KS, USD
                               #497, 6.00%, 9/1/15           $   428,092

 Aa1       AA          300     Johnson County, KS, USD
                               #229, 5.00%, 10/1/14              300,579

 Aa1       AA          890     Johnson County, KS, USD
                               #229, 5.00%, 10/1/16              885,594

 Aa1       AA          500     Johnson County, KS, USD
                               #512, 5.125%, 10/1/16             500,180

 Aa1       NR          300     Leawood, KS, 5.00%, 9/1/15        301,074

 Baa1      A           500     Puerto Rico Aqueduct and
                               Sewer Authority, 5.00%,
                               7/1/19                            483,185
--------------------------------------------------------------------------------

                                                             $ 2,898,704
--------------------------------------------------------------------------------
Hospitals -- 2.2%
--------------------------------------------------------------------------------
 A3        NR       $  250     Lawrence, KS, Hospital
                               Revenue, (Lawrence Memorial
                               Hospital), 6.20%, 7/1/19      $   264,355
--------------------------------------------------------------------------------

                                                             $   264,355
--------------------------------------------------------------------------------

Housing -- 28.6%
--------------------------------------------------------------------------------
 Aaa       NR       $   70     Kansas City, KS, Mortgage
                               Revenue, (AMT), (GNMA),
                               5.30%, 5/1/07                 $    71,000

 Aaa       NR           70     Kansas City, KS, Mortgage
                               Revenue, (AMT), (GNMA),
                               5.30%, 11/1/07                     71,040

 Aaa       NR          160     Kansas City, KS, Mortgage
                               Revenue, (AMT), (GNMA),
                               5.90%, 11/1/27                    162,658

 NR        AAA         395     Kansas City, KS, Mortgage
                               Revenue, (AMT), (GNMA),
                               7.00%, 12/1/11                    418,874

 NR        AAA         220     Kansas City, KS,
                               Multifamily Housing
                               Revenue, (FHA), 6.70%,
                               7/1/23                            226,292

 Aa        NR          100     Kansas Development
                               Authority, Single Family
                               Housing, (FHA), (Martin
                               Creek), 6.60%, 8/1/34             104,009

 Aaa       A-       $  415     Labette County, KS, Single
                               Family Mortgage Revenue,
                               0.00%, 12/1/14                    168,876

 Aaa       NR          195     Olathe and Labette County,
                               KS, Single Family Mortgage
                               Revenue, (GNMA), 8.10%,
                               8/1/23                            218,837

 NR        AAA         220     Olathe, KS, Mortgage Loan
                               Revenue, (GNMA), 7.60%,
                               3/1/07                            232,826

 NR        AAA         250     Olathe, KS, Multifamily
                               Housing Revenue, (FNMA),
                               6.45%, 6/1/19                     262,670

 NR        AA          250     Puerto Rico Housing Finance
                               Corp., 7.50%, 4/1/22              264,180

 Aaa       NR          235     Sedgwick and Shawnee
                               County, KS, Single Family
                               Revenue, (GNMA), 7.75%,
                               11/1/24                           272,786

 Aaa       NR          455     Sedgwick County, KS, Single
                               Family Mortgage Revenue,
                               (GNMA), 8.00%,
                               5/1/25                            514,396

 Aaa       NR           45     Sedgwick County, KS, Single
                               Family Mortgage Revenue,
                               (GNMA), 8.20%,
                               5/1/14                             50,863

 NR        AAA         350     Wichita, KS, Multifamily
                               Housing Revenue, (Broadmoor
                               Chelsea Apartments), (AMT)
                               (FNMA), 5.65%,
                               7/1/16                            356,902
--------------------------------------------------------------------------------

                                                             $ 3,396,209
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 2.2%
--------------------------------------------------------------------------------
 A2        NR       $  100     Puerto Rico Industrial,
                               Medical and Environmental
                               Pollution Control Facility
                               Finance Authority,
                               (American Home Products),
                               5.10%, 12/1/18                $    98,207
--------------------------------------------------------------------------------

 Baa3      BBB-        150     Puerto Rico Port Authority,
                               (American Airlines), (AMT),
                               6.30%, 6/1/23                     158,960
--------------------------------------------------------------------------------

                                                             $   257,167
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 4.2%
--------------------------------------------------------------------------------
 Aaa       AAA      $  345     Burlington, KS, Pollution
                               Control Revenue, (Kansas
                               Gas & Electric Co.),
                               (MBIA), 7.00%, 6/1/31/(1)/    $   382,267
--------------------------------------------------------------------------------
 Aaa       AAA         100     Puerto Rico Electric Power
                               Authority, (FSA), Variable
                               Rate, 7/1/02/(2)/                 112,000
--------------------------------------------------------------------------------


                                                             $   494,267
--------------------------------------------------------------------------------


                       See notes to financial statements

Kansas Municipals Portfolio as of July 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited) Principal
------------------- Amount
           Standard (000
Moody's    & Poor's omitted)   Security                      Value
-------------------------------------------------------------------------
Insured-General Obligations -- 7.7%
-------------------------------------------------------------------------
 Aaa       AAA      $  150     Garnett, KS, Combined
                               Utility Revenue Bonds,
                               (MBIA), 6.00%, 10/1/17        $   157,770
 Aaa       AAA         200     Kansas City, KS, Utility
                               Systems Revenue, (FGIC),
                               6.375%, 9/1/23                    222,214
 Aaa       AAA         250     Sedgwick County, KS, USD
                               #267, (AMBAC), 6.15%,
                               11/1/09                           277,055
 Aaa       AAA         230     Sedgwick County, KS, USD
                               #267, (AMBAC), 6.15%,
                               11/1/10                           253,396
-------------------------------------------------------------------------
                                                             $   910,435
-------------------------------------------------------------------------

Insured-Hospitals -- 22.0%
-------------------------------------------------------------------------
 Aaa       AAA      $1,000     Kansas State Development
                               Finance Authority, Health
                               Facilities Revenue, (St.
                               Luke's), (MBIA),
                               5.375%, 11/15/26              $ 1,002,849
 Aaa       AAA         500     Kansas State Development
                               Finance Authority, Health
                               Facilities, (Stormont-Vail)
                               (MBIA), 5.80%, 11/15/11           534,065
 Aaa       AAA         200     Olathe, KS, Health
                               Facilities, (Evangelical
                               Lutheran Good Samaritan
                               Society), (AMBAC), 6.00%,
                               5/1/19                            211,692
 Aaa       AAA         895     Shawnee County, KS, Health
                               Care Facilities, (Menninger
                               Foundation), (FSA), 5.00%,
                               8/15/16                           867,200
-------------------------------------------------------------------------
                                                             $ 2,615,806
-------------------------------------------------------------------------

Insured-Housing -- 3.7%
-------------------------------------------------------------------------
 Aaa       AAA      $  100     Puerto Rico Housing Finance
                               Corp., (AMBAC), 7.50%,
                               10/1/11                       $   104,585
 Aaa       AAA         205     Sedgwick County, KS,
                               Mortgage Loan Revenue,
                               (MBIA), (GNMA),
                               7.50%, 12/1/09                    216,935
 Aaa       AAA         110     Sedgwick County, KS,
                               Mortgage Loan Revenue,
                               (MBIA), (GNMA),
                               7.50%, 12/1/10                    116,345
-------------------------------------------------------------------------
                                                             $   437,865
-------------------------------------------------------------------------

Transportation -- 3.6%
-------------------------------------------------------------------------
 NR        BBB      $  100     Guam Airport Authority,
                               6.50%, 10/1/23                $   106,702
 NR        BBB         300     Guam Airport Authority,
                               (AMT), 6.70%, 10/1/23             323,367
-------------------------------------------------------------------------
                                                             $   430,069
-------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $11,264,704)                            $11,868,179
-------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1997, 36.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.9% to 17.5% of total investments.

/(1)/ Security has been segregated to cover margin requirements on open financial futures contracts.
/(2)/ Security has been issued as an inverse floater bond.


                       See notes to financial statements

EV Municipals Portfolios as of July 31, 1997
FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of July 31, 1997

                                                                               Florida Insured       Hawaii            Kansas
                                                                                  Portfolio         Portfolio         Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                                              $22,448,019       $ 17,950,322      $11,264,704
    Unrealized appreciation                                                        1,840,934          1,654,611          603,475
------------------------------------------------------------------------------------------------------------------------------------
Investments at value (Note 1A)                                                   $24,288,953       $ 19,604,933      $11,868,179
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                             $       265       $    107,333      $       566
Receivable for investments sold                                                      205,000                --                --
Interest receivable                                                                  397,841            180,004          194,465
Receivable from Investment Adviser (Note 2)                                           27,593             27,059           22,356
Deferred organization expenses (Note 1D)                                               3,846              3,520            3,478
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                     $24,923,498       $ 19,922,849      $12,089,044
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                $   488,622       $    503,274      $        --
Demand note payable (Note 5)                                                         665,000                --           442,000
Payable for variation margin on open financial futures contracts (Note 1E)             7,125              2,625            1,500
Accrued expenses                                                                       8,166              5,396            6,753
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                $ 1,168,913       $    511,295      $   450,253
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio                        $23,754,585       $ 19,411,554      $11,638,791
------------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                          $22,041,431       $ 17,828,574      $11,063,839
Net unrealized appreciation of investments (computed on the basis of
    identified cost)                                                               1,713,154          1,582,980          574,952
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                            $23,754,585       $ 19,411,554      $11,638,791
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of July 31, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended July 31, 1997

                                                                            Florida Insured          Hawaii           Kansas
                                                                               Portfolio            Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
-------------------------------------------------------------------------------------------------------------------------------
Interest                                                                      $  674,768       $  486,177         $ 342,233
-------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                       $  674,768       $  486,177         $ 342,233
-------------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                               $   21,264       $   12,927         $   9,004
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                                       102              102               102
Custodian fee (Note 1H)                                                            7,612            4,988             2,930
Legal and accounting services                                                     16,838           16,837            12,821
Bond pricing                                                                       3,502            1,470             3,523
Amortization of organization expenses (Note 1D)                                    1,202            1,099             1,086
Miscellaneous                                                                      6,493            4,900             4,824
-------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                $   57,013       $   42,323         $  34,290
-------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Preliminary allocation of expenses to the Investment Adviser (Note 2)     $   27,593       $   27,059         $  22,356
    Preliminary reduction of investment adviser fee (Note 2)                      21,264           12,927             9,004
    Reduction of custodian fee (Note 1H)                                           8,156            2,337             2,930
-------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                                      $   57,013       $   42,323         $  34,290
-------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                                  $       --       $       --         $      --
-------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                         $  674,768       $  486,177         $ 342,233
-------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                           $  201,129       $   13,184         $  50,554
    Financial futures contracts                                                 (145,778)          13,158             9,476
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investment transactions                                  $   55,351       $   26,342         $  60,030
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                       $  822,804       $  609,434         $ 369,510
    Financial futures contracts                                                 (119,036)         (92,052)          (34,312)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments           $  703,768       $  517,382         $ 335,198
-------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                               $  759,119       $  543,724         $ 395,228
-------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                                    $1,433,887       $1,029,901         $ 737,461
-------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of July 31, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended July 31, 1997


                                                                        Florida Insured        Hawaii            Kansas
Increase (Decrease) in Net Assets                                          Portfolio         Portfolio         Portfolio
----------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                                $   674,768      $    486,177      $   342,233
    Net realized gain on investments                                          55,351            26,342           60,030
    Net change in unrealized appreciation (depreciation)
        of investments                                                       703,768           517,382          335,198
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                               $ 1,433,887      $  1,029,901      $   737,461
----------------------------------------------------------------------------------------------------------------------------

Capital transactions --
    Contributions                                                        $ 2,201,073      $  3,763,737      $   702,792
    Withdrawals                                                           (4,084,234)       (1,396,009)      (1,537,182)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions          $(1,883,161)     $  2,367,728      $  (834,390)
----------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                    $  (449,274)     $  3,397,629      $   (96,929)
----------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                   $24,203,859      $ 16,013,925      $11,735,720
----------------------------------------------------------------------------------------------------------------------------
At end of period                                                         $23,754,585      $ 19,411,554      $11,638,791
----------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of July 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended January 31, 1997

                                                                        Florida Insured          Hawaii             Kansas
Increase (Decrease) in Net Assets                                          Portfolio            Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                                  $ 1,329,075        $    924,536        $   696,638
    Net realized gain (loss) on investments                                    (66,180)            (88,245)           116,773
    Net change in unrealized appreciation (depreciation)
        of investments                                                        (666,127)           (289,897)          (398,583)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                 $   596,768        $    546,394        $   414,828
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                                          $ 7,574,982        $  2,082,938        $ 2,234,921
    Withdrawals                                                             (5,383,691)         (2,193,484)        (2,522,670)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions            $ 2,191,291        $   (110,546)       $  (287,749)
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets                                                 $ 2,788,059        $    435,848        $   127,079
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                                       $21,415,800        $ 15,578,077        $11,608,641
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                                             $24,203,859        $ 16,013,925        $11,735,720
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios  as of July 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                     Florida Insured Portfolio                           Hawaii Portfolio
                                             ----------------------------------------      -----------------------------------------
                                             Six Months                                    Six Months
                                             Ended             Year Ended January 31,      Ended              Year Ended January 31,
                                             July 31, 1997  --------------------------     July 31, 1997 ---------------------------
                                             (Unaudited)     1997      1996      1995*    (Unaudited)     1997      1996     1995*
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets: ++
------------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                     0.07%++    0.09%      0.07%    0.01%++     0.03% ++    0.04%      0.06%    0.06%++
Net expenses, after custodian fee reduction       0.00%++    0.02%      0.00%       --        0.00%++    0.00%      0.00%       --
Net investment income                             5.77%++    5.76%      5.82%    5.73%++      5.87%++    5.96%      6.01%    6.03%++
Portfolio Turnover                                   11%       36%        32%      33%           6%        21%        19%      66%
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (000s omitted)       $  23,755   $24,204    $21,416  $14,400      $ 19,412   $16,014    $15,578  $12,865
------------------------------------------------------------------------------------------------------------------------------------
++  The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment
    Adviser. Had such actions not been taken, the ratios would have been as follows:
Expenses/(1)/                                     0.49%+     0.39%      0.39%    0.41%+       0.51%+     0.43%      0.41%    0.38%+
Expenses after custodian fee reduction            0.42%+     0.32%      0.32%       --        0.48%+     0.39%      0.35%       --
Net investment income                             5.35%+     5.46%      5.50%    5.33%+       5.38%+     5.57%      5.66%    5.70%+
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, March 2, 1994, to January 31, 1995.
/(1)/ The expense ratios for the periods ended on and after, January 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio to increase its expense ratios by the effect of any offset arrangements with service providers. The expense ratios for the period ended January 31, 1995 have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of July 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                             Kansas Portfolio
                                                                                 -----------------------------------------
                                                                                 Six Months
                                                                                 Ended            Year Ended January 31,
                                                                                 July 31, 1997    ------------------------
                                                                                 (Unaudited)        1997    1996   1995*
--------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets++:
--------------------------------------------------------------------------------------------------------------------------
Expenses /(1)/                                                                      0.05%+          0.08%   0.09%   0.01%+
Net expenses, after custodian fee reduction                                         0.00%+          0.00%   0.00%     --
Net investment income                                                               5.92%+          5.91%   5.93%   5.68%+
Portfolio Turnover                                                                    5%              49%     21%     12%
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                                          $ 11,639        $11,736 $11,609 $ 8,306
--------------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Expenses/(1)/                                                                       0.59%+          0.48%   0.50%   0.43%+
Expenses after custodian fee reduction                                              0.54%+          0.40%   0.41%     --
Net investment income                                                               5.38%+          5.51%   5.52%   5.26%+
--------------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, March 2, 1994, to January 31, 1995.
/(1)/ The expense ratios for the periods ended on and after January 31, 1996, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio to increase its expense ratios by the effect of any offset arrangements with service providers. The expense ratios for the period ended January 31, 1995 have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolio as of July 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Florida Insured Municipals Portfolio ("Florida Insured Portfolio"), Hawaii Municipals Portfolio ("Hawaii Portfolio") and Kansas Municipals Portfolio ("Kansas Portfolio"), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

   C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for Federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

EV Municipals Portfolio as of July 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

   H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of expenses on the Statement of Operations.

   I Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   J Other -- Investment transactions are accounted for on a trade date basis.

   K Interim Financial Information -- The interim financial statements relating to July 31, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 1997, each Portfolio incurred advisory fees as follows:

   Portfolio                                       Amount        Effective Rate*
   -----------------------------------------------------------------------------
   Florida Insured                                $21,264                  0.18%
   Hawaii                                          12,927                  0.16%
   Kansas                                           9,004                  0.16%


   *As a percentage of average daily net assets (annualized).

   To enhance the net income of the Florida Insured Portfolio, Hawaii Portfolio and Kansas Portfolio, BMR made a preliminary reduction of its fee in the amount of $21,264, $12,927, and $9,004, respectively, and $27,593, $27,059, and $22,356, respectively, of expenses related to the operation of the Portfolios were allocated, on a preliminary basis, to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 1997, no significant amounts have been deferred.

EV Municipals Portfolio as of July 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


3  Investments
   -----------------------------------------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 1997 were as follows:

   Florida Insured Portfolio
   ---------------------------------------------------
   Purchases                                $2,643,655
   Sales                                     4,255,871

   Hawaii Portfolio
   ---------------------------------------------------
   Purchases                                $4,127,395
   Sales                                       996,178

   Kansas Portfolio
   ---------------------------------------------------
   Purchases                                $  723,272
   Sales                                       582,901

4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 1997, as computed on a federal income tax basis, are as follows:

   Florida Insured Portfolio
   ---------------------------------------------------
   Aggregate Cost                          $22,448,019
   ---------------------------------------------------
   Gross unrealized appreciation           $ 1,840,934
   Gross unrealized depreciation                     -
   ---------------------------------------------------

   Net unrealized appreciation             $ 1,840,934
   ---------------------------------------------------

   Hawaii Portfolio
   ---------------------------------------------------
   Aggregate Cost                          $17,950,322
   ---------------------------------------------------
   Gross unrealized appreciation           $ 1,656,339
   Gross unrealized depreciation                 1,728
   ---------------------------------------------------
   Net unrealized appreciation             $ 1,654,611
   ---------------------------------------------------

   Kansas Portfolio
   ---------------------------------------------------
   Aggregate Cost                          $11,264,704
   ---------------------------------------------------
   Gross unrealized appreciation           $   603,475
   Gross unrealized depreciation                     -
   ---------------------------------------------------
   Net unrealized appreciation             $   603,475
   ---------------------------------------------------

5  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each fund or portfolio based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 1997, the Florida Insured Portfolio and the Kansas Portfolio had balances outstanding pursuant to this line of credit of $665,000 and $442,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended July 31, 1997.

6  Financial Instruments
   -----------------------------------------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 1997, is as follows:

                Futures
                Contracts
                Expiration                                     Net Unrealized
    Portfolio   Date        Contracts              Position    Depreciation
    --------------------------------------------------------------------------
    Florida
    Insured     9/97        19 US Treasury Bond       Short          $127,780
    --------------------------------------------------------------------------
    Hawaii      9/97        10 US Treasury Bond       Short          $ 71,631
    --------------------------------------------------------------------------
    Kansas      9/97        4 US Treasury Bond        Short          $ 28,523
    --------------------------------------------------------------------------

    At July 31,1997 each Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EV Municipals Portfolios as of July 31, 1997

INVESTMENT MANAGEMENT

EV Municipals Portfolios
                    Officers                         Independent Trustees
                    Thomas J. Fetter                 Donald R. Dwight
                    President of the Florida         President, Dwight Partners, Inc.
                    Insured, Hawaii and Kansas       Chairman, Newspaper of New England, Inc.
                    Municipals Portfolios and
                    Portfolio Manager of Florida     Samuel L. Hayes, III
                    Insured Municipals Portfolio     Jacob H. Schiff Professor of Investment
                                                     Banking, Harvard University Graduate School of
                    James B. Hawkes                  Business Administration
                    Vice President and Trustee
                                                     Norton H. Reamer
                    Robert B. MacIntosh              President and Director, United Asset
                    Vice President of Florida        Management Corporation
                    Insured, Hawaii and Kansas
                    Municipals Portfolios and        John L. Thorndike
                    Portfolio Manager of Hawaii      Formerly Director, Fiduciary Company Incorporated
                    Municipals Portfolio
                                                     Jack L. Treynor
                    Nicole Anderes                   Investment Adviser and Consultant
                    Vice President and Portfolio
                    Manager of Kansas
                    Municipals Portfolio

                    James L. O'Connor
                    Treasurer

                    Alan R. Dynner
                    Secretary